Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Prepayments and Other Receivables

	2019 RMB million	2018 RMB million
Value added tax recoverable	6,991	5,484
Value added tax refundable	800	979
Subsidy receivable	2,072	2,092
Prepaid corporate income tax	608	306
Advance to suppliers	129	222
Prepaid aircraft operating lease rentals	—	478
Refundable advanced payment on acquisition of aircraft	538	—
Rebate receivables on aircraft acquisitions	1,582	1,399
Amounts due from related parties (Note 48(c)(i))	776	278
Deposits relating to aircraft held under leases	29	13
Other deposits	168	194
Others	663	577

	14,356	12,022
Provision for impairment of other receivables	(263)	(246)

	14,093	11,776

Schedule of Movements of Loss Allowances Measured at 12-month and Lifetime Expected Credit Losses Included in Other Receivables and Gross Carrying Amounts of Fnancial Assets
Set out below are the movements of loss allowances measured at
12-month
and lifetime expected credit losses for the financial assets included in other receivables.

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2 (Individually)	Stage 2 (Collectively)	Stage 3	Total
As at January 1, 2019	16	—	108	122	246
Transferred - to stage 2	(1)	—	1	—	—
Accrual	18	—	4	—	22
Disposal of a subsidiary	—	—	(5)	—	(5)

As at December 31, 2019	33	—	108	122	263

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2 (Individually)	Stage 2 (Collectively)	Stage 3	Total
As at January 1, 2018	4	—	72	122	198
Transferred - to stage 2	(1)	—	1	—	—
Accrual	13	—	36	—	49
Reversal	—	—	(1)	—	(1)

As at December 31, 2018	16	—	108	122	246

The gross carrying amounts of the financial assets affecting the loss allowances above are as follows.

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2 (Individually)	Stage 2 (Collectively)	Stage 3	Total
As at January 1, 2019	2,298	298	259	122	2,977
Transferred - to stage 2	(160)	160	—	—	—
Accrual	1,066	—	(265)	—	801
Reversal	(26)	—	(17)	—	(43)

As at December 31, 2019	3,178	458	(23)	122	3,735

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2 (Individually)	Stage 2 (Collectively)	Stage 3	Total
As at January 1, 2018	2,394	—	25	122	2,541
Transferred - to stage 2	(399)	298	101	—	—
Accrual	303	—	138	—	441
Reversal	—	—	(5)	—	(5)

As at December 31, 2018	2,298	298	259	122	2,977